SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets and liabilities measured or disclosed at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 40	$ 859
Cryptocurrency assets	3,605	9,581
Total Assets	3,645	10,440
Quoted prices in active markets for identical assets (Level 1)
Assets
Cryptocurrency assets	3,605	9,581
Total Assets	3,605	9,581
Significant other observable inputs (Level 2)
Assets
Derivative assets	40	859
Total Assets	$ 40	$ 859